FINANCIAL RISK MANAGEMENT - Interest Rate Risk (Details) - Interest rate risk $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on interest expense	$ 1,495	$ 14,736
Reasonably possible decrease in risk variable, impact on interest expense	(15,102)	$ (15,711)
Fixed interest rate | Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 4,433,100
Risk exposure percentage associated with instruments sharing characteristic	0.76
Floating interest rate | Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 1,426,599
Risk exposure percentage associated with instruments sharing characteristic	0.24